BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Fair value of biological assets

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Beginning balance	1,723,342	1,566,822	1,199,519
Increase in biological assets due to capitalized costs	7,315,025	1,057,764	6,792,298
Change in FVLCTS due to biological transformation	2,816,948	686,867	3,355,797
Transferred to inventory upon harvest	(10,300,693)	(1,588,111)	(9,780,792)
Ending balance	1,554,622	1,723,342	1,566,822

Schedule of Fair value of biological assets

	December 31, 2024	December 31, 2023	October 31, 2023	December 31, 2024	December 31, 2023	October 31, 2023
Estimated selling price per pound ($/pound)	$797	$938	$945	$298,399	$335,193	$340,390
Estimated stage of growth (%)	52%	55%	51%	$252,151	$285,243	$280,663
Estimated flower yield per harvest (pound)	3,332	2,972	3,283	$252,151	$285,243	$280,663